Revenue - Remaining Performance Obligations (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of performance obligations [line items]
Unsatisfied performance obligations	€ 48.9	€ 39.9
Percentage allocated to remaining performance obligations	50.00%
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	over the next 12 months
Performance obligations
Disclosure of performance obligations [line items]
Unsatisfied performance obligations	€ 34.2	€ 25.3